Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2020	2021	2022
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$8,129.8	$8,475.9	$15,351.5

c.	Purchases

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$7,606.4	$7,569.8	$6,423.9

d.	Receivables from related parties

		December 31, 2021	December 31, 2022
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name
Receivables from related parties	GUC	$597.8	$1,471.4
	Xintec	117.5	112.6

		$715.3	$1,584.0

Other receivables from related parties	SSMC	$50.4	$68.3
	VIS	11.1	0.7

		$61.5	$69.0

e.	Payables to related parties

		December 31, 2021	December 31, 2022
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name
Payables to related parties	Xintec	$725.3	$1,047.4
	SSMC	349.2	386.0
	VIS	357.2	190.6
	Others	5.5	18.6

		$1,437.2	$1,642.6

f.	Accrued expenses and other current liabilities

		December 31, 2021	December 31, 2022
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Contract liabilities	Associates	$726.4	$1,075.7

g.	Others

		Years Ended December 31
		2020	2021	2022
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$5,440.0	$5,459.9	$6,011.5

Compensation to Directors and Other Key Management Personnel
The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$2,666.7	$2,886.8	$4,369.1
Post-employment benefits	2.3	2.9	3.0
Share-based payments	—	—	286.2

	$2,669.0	$2,889.7	$4,658.3